Fees and Expenses	Dec. 31, 2024
NVIT Fidelity Institutional AM Emerging Markets Fund
Prospectus [Line Items]
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
NVIT Putnam International Value Fund
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	“Management Fees” has been restated to reflect the reduction of contractual investment advisory fees as of February 3, 2025.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)